RELATED PARTY TRANSACTIONS - Narrative (Details) - Related Party - USD ($)	1 Months Ended	6 Months Ended
	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
BPO
Related Party Transaction [Line Items]
Cash on deposit		$ 339,000,000	$ 70,000,000
Equity Commitment Agreement
Related Party Transaction [Line Items]
Equity commitment		2,000,000,000
Related party agreements and transactions		0
Brookfield Credit Agreement | Brookfield Credit Agreement
Related Party Transaction [Line Items]
Expiration period	3 years
Line of credit facility, maximum borrowing capacity	$ 400,000,000
Total drawings		0
Lease and Building Service Arrangements | BPO
Related Party Transaction [Line Items]
Lease office facilities and building maintenance		300,000	300,000
Lease liabilities		1,000,000	$ 2,000,000
Subsidiaries Investments
Related Party Transaction [Line Items]
Payments to acquire investments		$ 1,600,000,000